General & Administrative Expenses - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allocated Sharebased Compensation Expense [Abstract]
Stock compensation expense	$ 4,806	$ 6,936	$ 7,436